WBI Power Factor High Dividend ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Banks - 14.6%
10,485	ACNB Corp.	$293,580
13,697	Ames National Corp.	318,592
24,953	Associated Bank Corp. +	534,493
3,032	Federal Agricultural Mortgage Corp. - Class C +	329,033
12,842	First Financial Bancorp	300,631
39,138	First Horizon Corp. +	637,558
27,020	FNB Corp. +	313,972
18,429	Fulton Financial Corp. +	281,595
174,508	Huntington Bancshares, Inc.	2,697,894
25,224	Investors Bancorp, Inc.	381,135
32,923	Key Corp.	711,795
87,665	New York Community Bancorp, Inc. +	1,128,248
54,912	People’s United Financial, Inc.	959,313
10,226	The First Bancorp Inc. +	297,986

		9,185,825

	Commercial & Professional Services - 1.0%
39,597	Resources Connection, Inc.	624,841

	Consumer Durables & Apparel - 0.8%
20,929	Ethan Allen Interiors, Inc. +	496,017

	Consumer Services - 1.8%
44,557	H&R Block, Inc.	1,113,925

	Diversified Financials - 3.8%
7,770	Artisan Partners Asset Management, Inc. - Class A +	380,108
5,485	Moelis & Company	339,357
19,965	Navient Corp. +	393,910
13,925	OneMain Holdings, Inc.	770,470
22,252	Virtu Financial, Inc. - Class A	543,616

		2,427,461

	Energy - 7.8%
124,013	Equitrans Midstream Corp.	1,257,492
219,683	Kinder Morgan, Inc.	3,675,297

		4,932,789

	Food & Staples Retailing - 4.7%
63,109	Walgreens Boots Alliance, Inc.	2,969,279

	Food, Beverage & Tobacco - 13.2%
79,827	Altria Group, Inc.	3,633,725
28,114	B&G Foods, Inc. +	840,327
78,502	The Kraft Heinz Co. +	2,890,444
10,020	Universal Corp.	484,267
39,800	Vector Group LTD. +	507,450

		8,356,213

	Insurance - 4.1%
4,734	Mercury General Corp.	263,542
42,006	Old Republic International Corp.	971,599
11,501	Principal Financial Group, Inc.	740,664
4,097	Safety Insurance Group, Inc.	324,687
21,414	Universal Insurance Holdings, Inc.	279,239

		2,579,731

	Materials - 11.8%
49,997	Dow, Inc.	2,877,828
46,963	Glatfelter Corp.	662,178
51,685	International Paper Company	2,890,225
14,123	Schweitzer-Mauduit International, Inc.	489,503
79,194	SunCoke Energy, Inc.	497,338

		7,417,072

	Media & Entertainment - 9.2%
80,050	Interpublic Group of Companies, Inc.	2,935,434
39,416	Omnicom Group, Inc. +	2,856,084

		5,791,518

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
42,051	Gilead Sciences, Inc.	2,937,262

	Retailing - 0.9%
15,747	Franchise Group, Inc.	557,601

	Software & Services - 7.9%
27,938	International Business Machines Corp.	3,881,426
55,544	Western Union Company +	1,123,100

		5,004,526

	Technology Hardware & Equipment - 1.8%
55,284	Xerox Holdings Corp.	1,115,078

	Telecommunication Services - 5.7%
67,038	Verizon Communications, Inc.	3,620,722

	Utilities - 5.3%
45,609	Southern Company	2,826,390
47,586	Star Group LP	484,901

		3,311,291

	TOTAL COMMON STOCKS (Cost $60,578,052)	62,441,151

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.6%
380,514	U.S. Bank Money Market Deposit Account, 0.00% (c)	380,514

	TOTAL SHORT TERM INVESTMENTS (Cost $380,514)	380,514

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.3%
8,375,020	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(b)	8,375,020

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,375,020)	8,375,020

	TOTAL INVESTMENTS - 113.0% (Cost $69,333,586)	71,196,685
	Liabilities in Excess of Other Assets - (13.0)%	(8,169,247)

	NET ASSETS - 100.0%	$63,027,438

+	All or portion of this security is on loan as of September 30, 2021. Total value of securities on loan is $8,025,750.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(b)	Privately offered liquidity fund.
(c)	Rounded to 0.00.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.